Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock

NOTE 10 – REDEEMABLE CONVERTIBLE PREFERRED STOCK

On May 17, 2016, the Company entered into a securities purchase agreement with an accredited investor to place 12,800 redeemable convertible preferred shares (the “Preferred Stock”), par value ￦10,000 per share, in the aggregate principal amount of ￦640,000 thousand (the “Transaction”). The proceeds from sales of the Preferred Stock, net of issuance cost of ￦3,993 thousand were fully received at June 8, 2016.

On May 30, 2017, all redeemable convertible preferred shares were converted into 12,800 shares of common stock of e-Marine Co. Ltd. On July 25, 2017, as a result of the Share Exchange, the Company acquired all of the issued and outstanding equity interests of e-Marine Co. Ltd., and e-Marine Co., Ltd. became the Company’s wholly-owned subsidiary.

NOTE 10 – REDEEMABLE CONVERTIBLE PREFERRED STOCK

On May 17, 2016, the Company entered into a securities purchase agreement with an accredited investor to place 12,800 redeemable convertible preferred shares (the “Preferred Stock”), par value ￦10,000 per share, in the aggregate principal amount of ￦640,000 thousand (the “Transaction”). The proceeds from sales of the Preferred Stock, net of issuance cost of ￦3,993 thousand were fully received at June 8, 2016.

The Preferred Stock has the following rights, privileges and preferences:

●	Dividends. Holders of the Preferred Stock are entitled to receive dividends of 1% of par value as declared by the board of directors on the common stock and have the participation rights.

●	Liquidation. In the event of a liquidation of the Company, including a change of control transaction, holders of the Preferred Stock are entitled to be paid an amount equal to their investment amount before any payment is made to any other holders of the common stock.

●	Voting. Holders of the Preferred Stock have the same voting rights as those of the common stock.

●	Conversion. The Preferred Stock is convertible into shares of the common stock at any time at the holder’s election. The Shares automatically convert into common stock one year after the issuance unless the Preferred Stock is redeemed at the option of the investor. The Preferred Stock is convertible on a one to one basis into common stock.

●	Redemption. The Preferred Stock is redeemable at its issuance cost plus redemption premium of 8% of interest on the cost if the Company fails to be listed in stock exchanges market within 11 months after the issuance at the holder’s election.

On May 30, 2017, all redeemable convertible preferred shares were converted into 12,800 shares of common stock of e-Marine Co. Ltd. On July 25, 2017, as a result of the Share Exchange, the Company acquired all of the issued and outstanding equity interests of e-Marine Co. Ltd., and e-Marine Co., Ltd. became the Company’s wholly-owned subsidiary.